Basis of preparation	6 Months Ended
Jun. 30, 2025
Basis of Preparation [Abstract]
Basis of preparation
2. Basis of preparation
Statement of compliance with IFRS
These Semi-Annual Condensed Consolidated Financial Statements have been prepared in accordance with IAS 34 — Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (the “IASB”) and as adopted by the European Union. The Semi-Annual Condensed Consolidated Financial Statements should be read in conjunction with the Group’s consolidated financial statements at December 31, 2024 and 2023 and for each of the three years in the period ended December 31, 2024 (the “2024 Annual Consolidated Financial Statements”), which have been prepared in accordance with the IFRS® Accounting Standards (“IFRS Accounting Standards”) as issued by the International Accounting Standards Board (the “IASB”) as well as IFRS Accounting Standards as adopted by the European Union. The accounting policies adopted are consistent with those applied in the 2024 Annual Consolidated Financial Statements, except as described in Note 3 — Summary of significant accounting policies.
These Semi-Annual Condensed Consolidated Financial Statements were approved and authorized for issue by the Board of Directors of Ermenegildo Zegna N.V. on September 4, 2025.
These Semi-Annual Condensed Consolidated Financial Statements include the semi-annual condensed consolidated statement of profit, the semi-annual condensed consolidated statement of comprehensive income, the semi-annual condensed consolidated statement of financial position, the semi-annual condensed consolidated cash flow statement, the semi-annual condensed consolidated statement of changes in equity and the accompanying condensed notes.
The Semi-Annual Condensed Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
The Semi-Annual Condensed Consolidated Financial Statements have been prepared on a going concern basis and applying the historical cost method, modified as required for certain financial assets and liabilities (including derivative instruments), which are measured at fair value. Income and expenses are accounted for on an accrual basis.
The preparation of the Semi-Annual Condensed Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent liabilities. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of these Semi-Annual Condensed Consolidated Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. Reference should be made to the section “Use of estimates” in the 2024 Annual Consolidated Financial Statements for a detailed description of the more significant valuation procedures used by the Group in preparing its consolidated financial statements. Impairment tests of non-current assets (including goodwill and brands with an indefinite useful life for which impairment tests are performed for the preparation of Group’s annual consolidated financial statements) are not performed for the preparation of the semi-annual condensed consolidated financial statements unless impairment indicators have been identified. Similarly, the actuarial valuations that are required for the determination of employee benefit provisions are also usually carried out during the preparation of the annual consolidated financial statements, except in the event of significant market fluctuations, or significant plan amendments, curtailments or settlements.
Other information
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2025	At June 30, 2025	At December 31, 2024	Average for the six months ended June 30, 2024	At June 30, 2024
U.S. Dollar	1.093	1.172	1.039	1.081	1.071
Swiss Franc	0.941	0.935	0.941	0.962	0.963
Chinese Renminbi	7.924	8.397	7.583	7.801	7.775
Pound Sterling	0.842	0.856	0.829	0.855	0.846
Hong Kong Dollar	8.517	9.200	8.069	8.454	8.359
Singapore Dollar	1.446	1.494	1.416	1.456	1.451
United Arab Emirates Dirham	4.013	4.304	3.815	3.971	3.931
Japanese Yen	162.120	169.170	163.060	164.461	171.940
South Korea Won	1,556.502	1,588.210	1,532.150	1,460.315	1,474.860